UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2006
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Check here if Amendment /X/; Amendment Number:                 1
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   This Amendment (Check only one.):    / X /   is a restatement.
                                        /   /   adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Carlyle Offshore Partners II, Ltd.
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Address:       c/o The Carlyle Group
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               1001 Pennsylvania Avenue, NW
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               Suite 220 S.
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               Washington, DC  20004-2505
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Form 13F File Number:  28-    12404
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The institutional  investment  manager filing this report and the person by whom it is signed hereby  represent  that the person signing the report is authorized to  submit  it,  that all  information  contained  herein is true,  correct  and complete,  and  that it is  understood  that  all  required  items,  statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            John Harris
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Title:           Managing Director
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Phone:           202-729-5626
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Signature, Place, and Date of Signing:

/s/ John Harris           Washington, DC              February 14, 2007
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  Signature               City, State                 Date


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number              Name

   28-
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      1
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Form 13F Information Table Entry Total:                 1
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Form 13F Information Table Value Total:                 $149,490
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                                                            (thousands)


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


    No.        Form 13F File Number                  Name

    1           28-12429                    Carlyle Investment Management L.L.C.
    --          -------------------         ------------------------------------


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                                                 FORM 13-F INFORMATION TABLE

 COLUMN 1     COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5           COLUMN 6          COLUMN 7          COLUMN 8

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                                      VALUE      SHRS OR      SH/     PUT/     INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF       TITLE OF    CUSIP       (x$1000)   PRN AMT      PRN     CALL     DISCRETION    MANAGERS     SOLE    SHARED    NONE
ISSUER        CLASS
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

Focus Media   Sponsored   34415V109   $149,490   2,251,691    SH      --       Shared-       1                    2,251,691
Holdings Ltd. ADR                                                              Defined

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

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